Debt, Principal amounts payable under long-term debt agreement(Details) $ in Thousands	Dec. 31, 2016 USD ($)
Cleco Power [Member]
Debt Instrument [Line Items]
2017	$ 17,896
2018	19,193
2019	20,571
2020	11,055
2021	0
Thereafter	1,200,000
Successor [Member]
Debt Instrument [Line Items]
2017	17,896
2018	19,193
2019	20,571
2020	11,055
2021	300,000
Thereafter	$ 2,250,000